Pension Plans And Postretirement Benefits (Schedule Of Pension Expense Related To Defined Benefit Pension Plans) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Pension Plans And Postretirement Benefits [Abstract]
Interest cost	$ 11,233	$ 11,944	$ 12,433
Expected return on plan assets	(6,091)	(7,936)	(7,679)
Actuarial loss	2,659	1,929	2,290
Amortization of prior service cost		2	3
Net pension expense	$ 7,801	$ 5,939	$ 7,047